SCHEDULE OF INTANGIBLE ASSETS OF ESTIMATED ECONOMIC USEFUL LIVES (Details)	Jun. 30, 2026
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life	10 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life	17 years
Patents [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life	10 years
Patents [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, estimated useful life	17 years